Restructuring (Tables)	6 Months Ended
Jun. 30, 2025
Restructuring and Related Activities [Abstract]
Summary of Restructuring Charges

	Three Months Ended		Six Months Ended
	June 30, 2025	June 30, 2024	June 30, 2025	June 30, 2024
	(in thousands)
Restructuring charges	$42,950	$45,789	$82,296	$45,789
Total	$42,950	$45,789	$82,296	$45,789

Summary of Details of Movement in Restructuring Charges

	Six Months Ended	Year Ended
	June 30, 2025	December 31, 2024
	(in thousands)
Opening provision	$31,474	$6,999
Charge during the period*	76,723	76,392
Utilization	(63,731)	(51,917)
Closing provision	$44,466	$31,474
*The charge for the six months ended June 30, 2025 reflects the workforce reduction of $75.6 million (year ended December 31, 2024: $74.5 million) and onerous contract costs of $1.1 million (year ended December 31, 2024: $1.9 million).